Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Milestone Payments	on December 31, 2024, prepaid expense and other current assets – current amounted to $5,000 and prepaid expense – non-current amounted to $50,625, which has been included in prepaid expenses and other current assets and prepaid expenses and other assets – non-current on the unaudited consolidated balance sheets.
Milestone	Payment
Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	$50,000
Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	$100,000
Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	$250,000
Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	$500,000
Achievement of First Commercial Sale of Licensed Product	$1,000,000
On December 31, 2023, prepaid expense and other current assets – current amounted to $5,000 and prepaid expense – non-current amounted to $55,625.
Milestone	Payment
Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product	$50,000
Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product	$100,000
Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product	$250,000
Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product	$500,000
Achievement of First Commercial Sale of Licensed Product	$1,000,000

Schedule of Minimum Annual Royalty Payments	minimum annual royalty payments, as follows:
Years	Minimum Annual Royalty
Prior to First Commercial Sale	$	N/A
Year of First Commercial Sale	$	N/A
First calendar year following the First Commercial Sale		$25,000
Second calendar year following the First Commercial Sale		$25,000
Third calendar year following the First Commercial Sale		$100,000
minimum annual royalty payments, as follows:
Years	Minimum Annual Royalty
Prior to First Commercial Sale	$	N/A
Year of First Commercial Sale	$	N/A
First calendar year following the First Commercial Sale		$25,000
Second calendar year following the First Commercial Sale		$25,000
Third calendar year following the First Commercial Sale		$100,000

Schedule of Future Amounts Due Under Sponsored Study and Research Agreements	On March 31, 2025, future amounts due under sponsored study and research agreements between the Company and vendors is as follows:
Year ended March 31,	Amount
2025	$1,572,529
Total	$1,572,529
On December 31, 2024, future amounts due under sponsored study and research agreements between the Company and vendors is as follows:
Year ended December 31,	Amount
2025	$3,310,736
Total	$3,310,736